UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

This annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - Investor Class	$57	0.56%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the lease/appropriation, hospitals, and tobacco sectors.

  The fund seeks to provide a high level of income exempt from federal and Virginia State income taxes by investing primarily in investment-grade Virginia municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to lease/appropriation, toll roads, bridges and tunnels, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,170	10,133
2016	10,347	10,314
2016	9,882	9,776
2017	10,056	10,025
2017	10,264	10,281
2017	10,371	10,405
2017	10,331	10,322
2018	10,310	10,276
2018	10,418	10,395
2018	10,457	10,456
2018	10,413	10,439
2019	10,616	10,701
2019	10,942	11,061
2019	11,238	11,368
2019	11,182	11,325
2020	11,551	11,713
2020	11,236	11,501
2020	11,551	11,736
2020	11,713	11,879
2021	11,694	11,837
2021	11,932	12,046
2021	12,035	12,134
2021	12,052	12,114
2022	11,718	11,759
2022	11,117	11,227
2022	10,886	11,087
2022	10,876	11,067
2023	10,889	11,159
2023	11,012	11,282
2023	10,986	11,276
2023	11,197	11,541
2024	11,541	11,764
2024	11,420	11,584
2024	11,835	11,962
2024	12,022	12,110
2025	11,991	12,112
2025	11,537	11,819
2025	11,647	11,971
2025	12,200	12,429
2026	12,466	12,713

202501-4140694, 202603-5315096

F48-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Virginia Tax-Free Bond Fund (Investor Class)	3.96%	1.29%	2.23%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,460,051
  Number of Portfolio Holdings404
  Investment Advisory Fees Paid (000s)$5,130
  Portfolio Turnover Rate23.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Virginia	82.0%
District of Columbia	12.4
Puerto Rico	5.8
Arizona	0.5
Missouri	0.1
Other	-0.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.0%
Transportation	20.4
Education	10.4
Special Tax	9.8
Leasing	9.3
Housing	8.9
General Obligations - Local	8.6
Water & Sewer	5.7
General Obligations - State	2.4
Other	3.5

How has the fund changed?

This is a summary of certain material changes to Virginia Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Virginia Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Virginia Tax-Free Bond Fund

I Class (TFBVX)

This annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the lease/appropriation, hospitals, and tobacco sectors.

  The fund seeks to provide a high level of income exempt from federal and Virginia State income taxes by investing primarily in investment-grade Virginia municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to lease/appropriation, toll roads, bridges and tunnels, and housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,603	508,506
11/30/17	504,727	504,440
2/28/18	503,846	502,206
5/31/18	509,220	508,013
8/31/18	511,280	510,989
11/30/18	509,237	510,139
2/28/19	519,311	522,934
5/31/19	535,379	540,548
8/31/19	549,963	555,543
11/30/19	547,825	553,458
2/29/20	565,556	572,410
5/31/20	550,299	562,052
8/31/20	565,827	573,518
11/30/20	573,931	580,547
2/28/21	573,157	578,467
5/31/21	584,958	588,667
8/31/21	590,181	592,995
11/30/21	591,142	591,991
2/28/22	574,933	574,649
5/31/22	546,132	548,673
8/31/22	534,486	541,805
11/30/22	534,126	540,844
2/28/23	534,955	545,356
5/31/23	541,143	551,363
8/31/23	540,017	551,041
11/30/23	550,616	564,005
2/29/24	567,699	574,904
5/31/24	562,387	566,100
8/31/24	582,490	584,591
11/30/24	591,890	591,810
2/28/25	590,559	591,928
5/31/25	568,874	577,579
8/31/25	573,980	585,042
11/30/25	601,403	607,405
2/28/26	614,722	621,305

202501-4140694, 202603-5315096

F1093-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Virginia Tax-Free Bond Fund (I Class)	4.09%	1.41%	2.42%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,460,051
  Number of Portfolio Holdings404
  Investment Advisory Fees Paid (000s)$5,130
  Portfolio Turnover Rate23.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Virginia	82.0%
District of Columbia	12.4
Puerto Rico	5.8
Arizona	0.5
Missouri	0.1
Other	-0.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.0%
Transportation	20.4
Education	10.4
Special Tax	9.8
Leasing	9.3
Housing	8.9
General Obligations - Local	8.6
Water & Sewer	5.7
General Obligations - State	2.4
Other	3.5

How has the fund changed?

This is a summary of certain material changes to Virginia Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Virginia Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Virginia Tax-Free Bond Fund

I Class (TFBVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRVAX Virginia Tax-Free Bond
Fund
TFBVX Virginia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Investment activities
Net investment income
(1)(2)
0.38 0.37 0.35 0.30 0.27
Net realized and unrealized
gain/loss 0.05 0.06 0.29 (1.16) (0.24)
Total from investment
activities 0.43 0.43 0.64 (0.86) 0.03
Distributions
Net investment income (0.37) (0.36) (0.34) (0.30) (0.27)
Net realized gain — — — —
(3)
(0.01)
Total distributions (0.37) (0.36) (0.34) (0.30) (0.28)
NET ASSET VALUE
End of period $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09
Ratios/Supplemental Data
Total return
(2)(4)
3.96% 3.90% 5.99% (7.08)% 0.20%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.56% 0.55% 0.56% 0.51%
Net expenses after waivers/
payments by Price Associates 0.56% 0.56% 0.55% 0.56% 0.51%
Net investment income 3.47% 3.26% 3.16% 2.72% 2.18%
Portfolio turnover rate 23.4% 19.1% 28.5% 30.2% 15.6%
Net assets, end of period (in
millions) $777 $698 $653 $675 $1,045
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Investment activities
Net investment income
(1)(2)
0.40 0.38 0.36 0.32 0.29
Net realized and unrealized
gain/loss 0.04 0.06 0.29 (1.17) (0.24)
Total from investment
activities 0.44 0.44 0.65 (0.85) 0.05
Distributions
Net investment income (0.38) (0.37) (0.35) (0.31) (0.29)
Net realized gain — — — —
(3)
(0.01)
Total distributions (0.38) (0.37) (0.35) (0.31) (0.30)
NET ASSET VALUE
End of period $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09
Ratios/Supplemental Data
Total return
(2)(4)
4.09% 4.03% 6.12% (6.95)% 0.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.43% 0.43% 0.43% 0.42% 0.40%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.43% 0.43% 0.42% 0.40%
Net investment income 3.60% 3.38% 3.28% 2.86% 2.29%
Portfolio turnover rate 23.4% 19.1% 28.5% 30.2% 15.6%
Net assets, end of period (in
thousands) $682,890 $654,498 $613,537 $588,394 $628,110
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.8%
ARIZONA  0.5%
Phoenix IDA, Mayo Clinic, Series B, VRDN, 1.25%, 11/15/52  7,400 7,400
7,400
DISTRICT OF COLUMBIA  12.4%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,479
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,185
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 10,000 10,202
Metropolitan Washington Airports Auth., 5.00%, 10/1/47 (1) 1,630 1,645
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,600 1,620
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 4,022
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/39 (1) 5,445 5,498
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 4,415 4,444
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,041
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 2,870 3,130
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,207
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 6,157
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,988
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 10,940 11,270
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,558
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,994
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,249
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/44 (1) 3,300 3,701
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/45 (1) 3,530 3,918
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,814
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  1,565 1,612

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. Dulles Toll Road, Dulles
Metrorail & Capital Improvement Projects, Series A, 5.00%,
10/1/44  28,225 29,099
Metropolitan Washington Airports Auth. Dulles Toll Road, Dulles
Metrorail & Capital Improvement Projects, Series B, 6.50%,
10/1/44  2,375 2,535
Metropolitan Washington Airports Auth., Airport System
Revenue, Series A, 5.00%, 10/1/40 (1) 1,635 1,712
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,840
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 7,160 6,513
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,060
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,057
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,100
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,450
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 3,385 2,476
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (2) 200 159
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,655 3,715
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,000 4,074
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,950 3,149
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 5,940
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  1,450 1,522
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,227
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  6,700 7,034
181,396
MISSOURI  0.1%
Missouri HEFA, SSM Health, Series F, VRDN, 2.00%, 6/1/36  1,300 1,300
1,300
PUERTO RICO  5.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 5,694 3,886
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,535 3,141

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,658
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,239
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,219
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,186
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,381
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,063 2,111
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,085
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 20
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 1,849
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (5)(6) 1,430 953
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 243
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 733
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 33
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 70
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 77
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 100
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (5)
(6) 525 350
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 401
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 160
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 20
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 946
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 97
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 83

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 37
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 97
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 77
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 43
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 421
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 367
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 93
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  5,719 5,755
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 14,795
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,776 4,678
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  15,572 15,599
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,190
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  1,500 1,510
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,500 1,460
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 948
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  2,500 2,504
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  2,058 2,062
83,896
VIRGINIA  82.0%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/42  5,450 6,014

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,629
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 1.90%, 10/1/48  1,435 1,435
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/35  1,365 1,438
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/42  1,000 1,007
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  5,600 5,150
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series B, 4.00%, 6/1/54  4,785 4,270
Alexandria, GO, 4.00%, 12/15/41  5,305 5,513
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 4,010
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,501
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 5,888
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,600
Alexandria Redev. & Housing Auth., Columbus St. Block 4,
VRDN, 3.20%, 12/1/54 (Tender 6/1/27)  1,625 1,634
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,656
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,157
Arlington County, GO, 4.00%, 6/15/36  5,000 5,204
Arlington County, GO, 5.00%, 6/15/39  7,000 7,829
Arlington County IDA, Barcroft-Charlie, VRDN, 3.10%, 12/1/55
(Tender 2/1/27)  1,700 1,700
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  15,405 13,114
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  11,810 11,317
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  665 704
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 820
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 10,200 8,922
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,845
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 702
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,255 1,257
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,175 2,177
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/46  3,000 3,001
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,731
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  4,875 5,040
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/39  1,345 1,537

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,294
Culpeper County Economic Dev. Auth., Culpeper County
School Projects, 5.00%, 6/1/44  4,685 5,199
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,922
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,503
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,649
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,683
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,940
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 55
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 4,572
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 5,438
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  12,155 12,173
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,944
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 587
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,401
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,511
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,356
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,557
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,227
Fairfax County Sewer, 5.00%, 7/15/44  5,900 6,010
Fairfax County Sewer, Series A, 5.00%, 7/15/46  12,390 13,064
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,791
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,287
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,059
Falls Church, Series B, GO, 3.00%, 7/15/44  4,875 4,153
Falls Church, Series B, GO, 3.00%, 7/15/45  3,000 2,490
Falls Church, Series B, GO, 3.00%, 7/15/48  16,015 12,594
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 20,040 21,224
Franklin County IDA, 5.00%, 10/15/30  3,500 3,655
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,136
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,798

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,302
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,820 16,085
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,640 2,442
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/57  2,250 2,035
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  3,485 3,605
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,055
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,396
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,093
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  5,700 6,073
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,507
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,576
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 642
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 4,021
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,860 4,179
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,357
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,953
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,565 4,373
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/35  3,000 3,548
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/48  2,000 2,102
Henrico County Economic Dev. Auth., Glenwood Farms Family,
VRDN, 3.20%, 12/1/45 (Tender 12/1/29)  7,000 7,074
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,950 5,062
Henrico County Economic Dev. Auth., Westminster Canterbury,
5.00%, 10/1/37  1,500 1,532
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/42  1,125 1,184

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/47  2,095 2,120
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, Series A, 4.00%, 10/1/42  260 257
Henrico County Water & Sewer System Revenue, 3.00%,
5/1/49  9,000 7,109
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,492
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 5,105 5,351
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,526
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 925
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,929
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,080 2,841
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,495
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,550 1,558
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  450 441
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,120 2,766
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,298
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 6,429
Loudoun County, Series A, GO, 4.00%, 12/1/36  1,000 1,063
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,234
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,931
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 992
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,206
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/40  2,040 2,138
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/42  1,690 1,725
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  8,745 8,338
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,600 6,615
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Series A, VRDN, 2.17%, 2/15/38  3,650 3,650
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,232
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,783

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Louisa IDA, Virginia Electric & Power Project, Series B,
VRDN,PCR, 3.125%, 11/1/35 (Tender 10/1/30)  2,750 2,802
Louisa IDA, Virginia Electric & Power Project, Series C,
VRDN,PCR, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,325
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  3,750 2,692
Lynchburg Economic Dev. Auth., Central Health, 3.00%,
1/1/51 (8) 1,000 738
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 995
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/47 (8) 2,200 2,033
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  7,770 6,792
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/55 (8) 1,835 1,638
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,045 4,560
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 2.00%, 1/1/47  2,815 2,815
Lynchburg Economic Dev. Auth., Central Health, Series C,
VRDN, 1.95%, 1/1/47  1,270 1,270
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  10,000 7,464
Madison County IDA, Woodberry Forest School, Series A,
3.00%, 10/1/46  650 524
Manassas, GO, 2.00%, 1/1/38  1,490 1,254
Manassas, GO, 2.00%, 1/1/40  1,700 1,338
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,993
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  425 445
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,805
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,078
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,675
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,727
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  7,465 7,472
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (7) 1,050 1,067
Norfolk, Series A, GO, 5.00%, 9/1/43  2,150 2,315
Norfolk, Series A, GO, 5.00%, 9/1/44  2,350 2,514
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (7) 2,300 2,338
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,850 4,512
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,773
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,645 2,648

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 480
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  2,505 2,526
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,211
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  5,090 4,860
Prince William County Service Auth., 5.00%, 7/15/42  500 569
Prince William County Service Auth., 5.00%, 7/15/43  500 563
Prince William County Service Auth., 5.00%, 7/15/44  750 834
Prince William County Service Auth., 5.00%, 7/15/45  750 825
Richmond, Series A, GO, 2.00%, 7/15/36  300 259
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,768
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,289
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,239
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,630 1,371
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,470
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 1.90%,
7/1/52  3,380 3,380
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,719
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  800 535
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  3,800 3,028
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 739
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,088
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,255
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,147
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,151
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,710 2,729
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 674
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 352
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,011

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  10,000 8,479
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,157
Univ. of Virginia, Series A, 5.00%, 4/1/39  2,600 2,669
Univ. of Virginia, Series A, 5.00%, 4/1/47  10,385 10,581
Univ. of Virginia, Series A-2, 3.57%, 4/1/45  7,000 6,437
Univ. of Virginia, Series B, 5.00%, 4/1/44  1,750 1,786
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,099
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,662
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,443
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 2,035
Virginia, Series A, GO, 4.00%, 6/1/43  4,115 4,248
Virginia, Series A, GO, 4.00%, 6/1/44  1,000 1,022
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,003
Virginia College Building Auth., Series A, 2.125%, 9/1/28  5,885 5,845
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,933
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,913
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,263
Virginia College Building Auth., Series B, 4.00%, 2/1/28  2,450 2,453
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,402
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,192
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 3,019
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  1,250 1,398
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 12,150
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  3,540 3,566
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/41 (9) 3,790 4,174
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/42 (9) 2,980 3,252
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/43 (9) 5,380 5,818
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/44 (9) 3,500 3,731
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/40 (9) 1,200 1,398
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/49  6,150 6,544
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/54  13,400 14,160
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (10) 7,965 8,649

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 12,369
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,022
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,305
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 6,043
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,930
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,149
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 1.90%, 7/1/37  1,680 1,680
Virginia HDA, Series A, 3.65%, 3/1/43  330 322
Virginia HDA, Series A, 3.80%, 3/1/42  1,250 1,240
Virginia HDA, Series A, 4.45%, 9/1/45  3,000 3,025
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,795
Virginia HDA, Series B, 3.05%, 5/1/39  495 465
Virginia HDA, Series C, 4.65%, 12/1/44  750 774
Virginia HDA, Series C, 4.70%, 7/1/43  2,785 2,884
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,007
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,513
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,745
Virginia HDA, Series C, 5.05%, 7/1/50  4,190 4,295
Virginia HDA, Series D, 3.45%, 10/1/42  400 377
Virginia HDA, Series D, 4.50%, 8/1/43  2,760 2,852
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 1,016
Virginia HDA, Series E, 3.00%, 10/1/29  550 550
Virginia HDA, Series E, 4.35%, 10/1/54  2,270 2,205
Virginia HDA, Series E, 4.45%, 10/1/59  1,800 1,747
Virginia HDA, Series E, 4.50%, 10/1/40  790 823
Virginia HDA, Series E, 4.60%, 7/1/45  2,000 2,037
Virginia HDA, Series E, 4.85%, 10/1/45  4,505 4,590
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,164
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 1,006
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,618
Virginia HDA, Series E-2, 4.55%, 10/1/49  2,100 2,090
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,517
Virginia HDA, Series E-5, 4.65%, 7/1/55  2,000 2,001
Virginia HDA, Series F, 4.75%, 11/1/38  1,185 1,257
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,179
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,143
Virginia HDA, Series F-1, 4.65%, 7/1/40  2,000 2,126

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series F-1, 4.95%, 7/1/45  1,100 1,140
Virginia HDA, Series F-2, 4.70%, 7/1/40  2,375 2,541
Virginia HDA, Series F-3, 4.60%, 7/1/40  1,500 1,594
Virginia HDA, Series F-3, 4.95%, 7/1/45  750 779
Virginia HDA, Series G, 4.90%, 11/1/42  750 793
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,614
Virginia HDA, Series G, 5.25%, 11/1/57  5,135 5,327
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,728
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 724
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,117
Virginia HDA, Series K, 2.55%, 12/1/46  4,835 3,483
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 3,038
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,580
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  7,010 6,541
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  6,635 6,639
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 16,771
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (7) 10 11
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  2,030 2,107
Virginia Public Building Auth., Series A, 5.00%, 8/1/39  1,360 1,577
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  7,000 7,649
Virginia Public Building Auth., Series A-2, 4.00%, 8/1/38  17,000 17,610
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 5,255 5,395
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 5,770 5,892
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,009
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,558
Virginia Resources Auth., Series A, 5.00%, 11/1/54  3,700 3,919
Virginia Resources Auth., Series B, 5.00%, 11/1/38  500 561
Virginia Resources Auth., Series B, 5.00%, 11/1/43  1,365 1,533
Virginia Resources Auth., Series B, 5.00%, 11/1/44  1,425 1,581
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 573
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,483
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,643
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,807
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,875 10,981
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,900 6,940
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,495 6,526
Virginia Small Business Fin. Auth., 4.00%, 1/1/40 (1) 4,200 4,178
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,331

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 14,745 13,089
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  2,795 2,390
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,642
Virginia Small Business Fin. Auth., Bon Secours Mercy Health
System, 5.00%, 10/1/42  1,220 1,324
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 1.95%, 7/1/42  5,900 5,900
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 1.90%, 7/1/42  6,615 6,615
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 8,091
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,515 1,510
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (1) 2,175 2,208
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 1,280 1,395
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,628
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,900 3,131
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,182
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 4.50%, 12/1/44  6,710 6,748
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  6,600 6,831
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/39  1,000 1,130
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/41  2,345 2,597
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/42  2,135 2,336
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/43  1,600 1,729
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/44  2,500 2,671
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/45  2,720 2,872
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  2,315 1,879
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,356
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,650 1,704

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  7,525 6,795
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 5.00%, 1/1/32  500 529
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
1/1/33 (1) 1,000 1,103
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,685 1,814
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,473
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 8,500 8,542
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  4,000 4,081
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,460 7,469
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 5,250 5,233
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 4,580 4,544
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 18,700 18,396
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 7,470 7,636
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,396
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 4,043
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,755
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250
Winchester Economic Dev. Auth., Valley Health System,
Series A, 5.00%, 1/1/43  500 540
1,197,875
Total Investments in Securities
100.8% of Net Assets
(Cost $1,461,364) $ 1,471,867
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Incorporated

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,653 and represents 1.8% of net assets.
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Build America Mutual Assurance Company
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,461,364) $ 1,471,867
Interest receivable 15,884
Receivable for investment securities sold 8,115
Receivable for shares sold 1,710
Cash 35
Other assets 20
Total assets 1,497,631
Liabilities
Payable for investment securities purchased 35,270
Payable for shares redeemed 1,270
Investment management fees payable 422
Due to affiliates 40
Payable to directors 1
Other liabilities 577
Total liabilities 37,580
NET ASSETS $ 1,460,051
Net Assets Consist of:
Total distributable earnings (loss) $ (61,552)
Paid-in capital applicable to 128,504,812 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 1,521,603
NET ASSETS $ 1,460,051
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $777,161; Shares outstanding: 68,405,342) $ 11.36
I Class
(Net assets: $682,890; Shares outstanding: 60,099,470) $ 11.36

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 53,930
Expenses
Investment management 5,130
Shareholder servicing
Investor Class $ 1,006
I Class 104 1,110
Prospectus and shareholder reports
Investor Class 20
I Class 9 29
Custody and accounting 227
Legal and audit 101
Registration 54
Directors 4
Miscellaneous 18
Total expenses 6,673
Net investment income 47,257
Realized and Unrealized Gain / Loss –
Net realized loss on securities (13,695)
Change in net unrealized gain / loss on securities 21,202
Net realized and unrealized gain / loss 7,507
INCREASE IN NET ASSETS FROM OPERATIONS $ 54,764

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 47,257 $ 43,198
Net realized loss (13,695) (5,330)
Change in net unrealized gain / loss 21,202 12,012
Increase in net assets from operations 54,764 49,880
Distributions to shareholders
Net earnings
Investor Class (23,143) (21,381)
I Class (22,707) (20,870)
Decrease in net assets from distributions (45,850) (42,251)
Capital share transactions
*
Shares sold
Investor Class 269,692 177,879
I Class 111,787 116,955
Distributions reinvested
Investor Class 21,128 19,485
I Class 16,585 15,269
Shares redeemed
Investor Class (216,641) (155,899)
I Class (104,230) (94,911)
Increase in net assets from capital share
transactions 98,321 78,778
Net Assets
Increase during period 107,235 86,407
Beginning of period 1,352,816 1,266,409
End of period $ 1,460,051 $ 1,352,816
*Share information (000s)
Shares sold
Investor Class 24,470 15,787
I Class 10,130 10,376
Distributions reinvested
Investor Class 1,916 1,733
I Class 1,505 1,358
Shares redeemed
Investor Class (19,803) (13,848)
I Class (9,471) (8,438)
Increase in shares outstanding 8,747 6,968

T. ROWE PRICE Virginia Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-
grade Virginia municipal bonds. The fund has two classes of shares: the
Virginia Tax-Free Bond Fund (Investor Class) and the Virginia Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Virginia Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Virginia Tax-Free Bond Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Virginia Tax-Free Bond Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $414,020,000 and
$306,228,000, respectively, for the year ended February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and differences between book/tax amortization policies.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 24 $ 37
Tax-exempt income 45,826 42,214
Total distributions $ 45,850 $ 42,251
($000s)
Cost of investments $ 1,456,315
Unrealized appreciation $ 36,447
Unrealized depreciation (20,895)
Net unrealized appreciation (depreciation) $ 15,552
($000s)
Undistributed ordinary income $ 23
Undistributed tax-exempt income 789
Net unrealized appreciation (depreciation) 15,552
Loss carryforwards and deferrals (77,916)
Total distributable earnings (loss) $ (61,552)

T. ROWE PRICE Virginia Tax-Free Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Virginia Tax-Free Bond Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $301,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Virginia Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Virginia Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Virginia Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Virginia Tax-Free Bond Fund (one
of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $45,449,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F48-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026